CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2018
Statement [Line Items]
CONVERTIBLE NOTES [Text Block]
6.	CONVERTIBLE NOTES

On August 28, 2018 and September 20, 2018, the Company completed a non-brokered financing in tranches by way of secured convertible debentures for gross proceeds of $550,000 and Canadian dollars (“ CAD ”) $550,000. The convertible debentures bear simple interest at a rate of 10% per annum, payable in arrears, until February 28, 2020 and March 20, 2020. Interest may be paid in cash or shares at the option of the debenture holders, subject to regulatory approvals in the case of share payments.

The outstanding principal amount is convertible into units of the Company at a price of $0.05 or CAD $0.065 per unit in the first 12 months, and $0.075 or CAD $0.10 thereafter until the maturity date. Each unit consists of a common share and a warrant; each warrant would entitle the holder to acquire an additional common share at a price of $0.05 or CAD $0.065 for a period of four years.

In the event that the Company’s shares trade at no less than $0.25 or CAD $0.375 for a period of 10 consecutive trading days, the Company will have the right to convert the debentures or may elect to accelerate the expiry date of the warrants to 21 days thereafter, respectively.

The Company evaluated the convertible debentures and determined the conversion feature is a derivative liability based on the fact the conversion into units could result a variable number of shares to be issued.

As such, the net proceeds were allocated as $618,572 to the debt component and $342,535 to the derivative liability component of the convertible debentures.

At inception, the fair value of the convertible note was calculated using the Black-Scholes model with the following assumptions: volatility 99%, expected term 1.5 year, discount rate 1.46% and dividend yield 0%.

(In thousands of U.S. Dollars)	Residual value
Convertible note at maturity	$973

Convertible note at date of issue	$619
Cumulative interest expenses	102
Balance at December 31, 2018	$721